Document and Entity Information	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	CLEARWATER PAPER CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34146
Entity Tax Identification Number	20-3594554
Entity Address, Address Line One	601 West Riverside Ave.
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	509
Local Phone Number	344-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001441236
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CLW
Security Exchange Name	NYSE